SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands		1 Months Ended							12 Months Ended
	Jul. 24, 2019 shares	Jan. 31, 2020 shares	Nov. 30, 2019 shares	Aug. 31, 2019 $ / shares shares	Apr. 30, 2019 shares	Jan. 31, 2019 shares	Sep. 30, 2018 shares	Feb. 28, 2018 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2019 ₪ / shares	Aug. 31, 2019 ₪ / shares	Jun. 30, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2018 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares													₪ 0.01		₪ 0.01	₪ 0.01
Stock split	1-for-1.789
Bonus share issue per outstanding share | shares	0.789
Issuance of shares | shares				500,000
Proceeds from initial public offering									$ 69,784
IPO expenses									$ 7,216
Shares authorized | shares									100,000,000	100,000,000					100,000,000
Shares authorized amount | ₪															₪ 1,000,000
Waiver of redeemable non controlling interest									$ (2,317)	$ (1,414)
Guangzhou Sino Israel Bio Industry Investment Fund LLP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership interest												51.00%
Payment to purchase licence											1,700	$ 7,200
Ownership interest exchange												49.00%
Waiver of redeemable non controlling interest									$ 2,317
Guangzhou Sino Israel Bio Industry Investment Fund LLP [Member] | RMB [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment to purchase licence												$ 50,000
Invasix UK [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Waiver of redeemable non controlling interest										1,414
2018 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares | shares									800,000
Shares authorized | shares									1,789,000
Number of options available for grant | shares									736,647
Aggregate intrinsic value									$ 325,836
2018 Incentive Plan [Member] | Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted | shares					112,708	475,875	3,578	354,402
2018 Incentive Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted | shares			132,750	30,000
2018 Incentive Plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual life									3 years 2 months 30 days
Total intrinsic value of options exercised									$ 3,206	1,247	199
Fair value of options granted									$ 2,171	408	1,301
Unvested options | shares									341,131
Unrecognized compensation expense									$ 1,626
Unrecognized compensation cost, recognition period									10 months 21 days
2018 Incentive Plan [Member] | Consultants and Service Providers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted									$ 627	$ 508	$ 417
Unvested options | shares									27,451
Unrecognized compensation expense									$ 372
Unrecognized compensation cost, recognition period									1 month 16 days
2018 Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares | shares		800,000
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares														₪ 0.01
Issuance of shares | shares				5,000,000
Price per share | $ / shares				$ 14